UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced Small Cap Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      Master Enhanced Small Cap Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 - 06/30/2008

Item 1 - Report to Stockholders

Master Enhanced Small Cap Series of Quantitative Master Series LLC Semi-Annual Report, June 30, 2008 (Unaudited)

PORTFOLIO MANAGEMENT COMMENTARY*

How did the Series perform?

o For the six months ended June 30, 2008, the Series generated returns that modestly trailed that of the benchmark Standard & Poor's (S&P)(R) SmallCap 600 Index, as the Series returned (7.28)% compared to the Index's return of (7.09)%. Positive performance resulted from our stock-selection strategies, while our stock-substitution strategies detracted from results for the period.

What factors influenced performance?

o U.S. equity markets endured a remarkably difficult first six months of 2008, with most indexes finishing in negative territory against a backdrop of slowing economic growth, continued credit market strains and rising food and energy prices.

o The predominant issues dominating financial headlines throughout most of 2007--problems with subprime mortgages and the resulting credit crunch--intensified during the first quarter of 2008. Credit availability continued to contract, culminating in the dramatic collapse of Bear Stearns in mid-March. Fears of economic recession, combined with a rapidly sinking dollar and surging commodities prices, caused investors to grow increasingly risk-averse as they dumped stocks in favor of safer alternatives, such as U.S. Treasury issues. In the end, U.S. stocks posted their worst quarterly return since 2002.

o After a grueling first quarter, the second quarter brought some reprieve, as U.S. equities rallied in April and May on expectations that accommodative Federal Reserve Board (Fed) action, fiscal stimulus and the bailout of Bear Stearns signified that the worst had passed. Unfortunately, these gains quickly evaporated, as crude oil topped $140 per barrel, consumer confidence plummeted, inflation concerns resurfaced and news of additional write-downs and capital raising in the financials sector tempered investor optimism.

o For its part, the Fed was very active during the six months. In response to market and economic weakness, the central bank cut the target federal funds rate in four increments (two outside of regularly scheduled meetings) totaling 225 basis points (2.25%) between January 22 and April
      30. However, in line with market expectations, the Fed left the key rate unchanged at 2.0% following the meeting of June 25, as inflation risks had increased, while downside risks to growth had somewhat abated.

Describe recent portfolio activity.

o Throughout the six-month period, as changes were made to the composition of the S&P SmallCap 600 Index, we purchased and sold securities to maintain the Series' objective of tracking the risks and return of the benchmark. We continued to use our quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the Index.

o In May, following extensive research, we introduced a new signal--earnings sustainability--in all enhanced index portfolios. The earnings sustainability signal made a positive contribution since inclusion in the portfolio. As volatility and investor risk aversion in the equity markets remain high, we are maintaining diversified and balanced signal exposure in the portfolio.

Describe portfolio positioning at period-end.

o In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

*The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results. S&P is a registered trademark of The McGraw-Hill Companies.

      Master Enhanced Small Cap Series
      Portfolio Information as of June 30, 2008
      -------------------------------------------------------------------------
                                                                    Percent of
                                                                     Long-Term
      Sector Representation                                         Investments
      -------------------------------------------------------------------------
      Information Technology                                            18 %
      Industrials                                                       17
      Financials                                                        15
      Consumer Discretionary                                            12
      Health Care                                                       11
      Energy                                                            10
      Utilities                                                          5
      Materials                                                          4
      Consumer Staples                                                   4
      Other*                                                             4
      -------------------------------------------------------------------------
* Includes portfolio holdings in exchange-traded funds. For Series compliance purposes, the Series' sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.1%                         Applied Signal Technology, Inc.                            2,400   $      32,784
                                                   Ceradyne, Inc. (a)                                        23,050         790,615
                                                   Cubic Corp.                                                7,100         158,188
                                                   Curtiss-Wright Corp.                                       4,600         205,804
                                                   Esterline Technologies Corp. (a)                          11,400         561,564
                                                   Moog, Inc. Class A (a)                                    16,825         626,563
                                                   Orbital Sciences Corp. (a)                                48,500       1,142,660
                                                   Teledyne Technologies, Inc. (a)                           16,000         780,640
                                                   Triumph Group, Inc.                                        6,400         301,440
                                                                                                                      -------------
                                                                                                                          4,600,258
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.7%                     Forward Air Corp.                                         11,200         387,520
                                                   HUB Group, Inc. Class A (a)                               34,100       1,163,833
                                                                                                                      -------------
                                                                                                                          1,551,353
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                                    SkyWest, Inc.                                             23,000         290,950
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.5%                             ATC Technology Corp. (a)                                  11,050         257,244
                                                   Drew Industries, Inc. (a)                                  8,300         132,385
                                                   Spartan Motors, Inc.                                      14,700         109,809
                                                   Standard Motor Products, Inc.                                100             816
                                                   Superior Industries International, Inc.                   38,700         653,256
                                                                                                                      -------------
                                                                                                                          1,153,510
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                                 Fleetwood Enterprises, Inc. (a)                              100             262
                                                   Monaco Coach Corp.                                        19,900          60,496
                                                   Winnebago Industries, Inc.                                12,400         126,356
                                                                                                                      -------------
                                                                                                                            187,114
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.1%                                   Boston Beer Co., Inc. Class A (a)                          3,400         138,312
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.6%                               Arqule, Inc. (a)                                             100             325
                                                   Cubist Pharmaceuticals, Inc. (a)                          22,600         403,636
                                                   Martek Biosciences Corp. (a)                              13,200         444,972
                                                   PDL BioPharma, Inc.                                       10,512         111,637
                                                   Regeneron Pharmaceuticals, Inc. (a)                       25,000         361,000
                                                   Savient Pharmaceuticals, Inc. (a)                            100           2,530
                                                                                                                      -------------
                                                                                                                          1,324,100
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 1.3%                           Apogee Enterprises, Inc.                                  13,100         211,696
                                                   Gibraltar Industries, Inc.                                13,700         218,789
                                                   Griffon Corp. (a)                                          5,700          49,932
                                                   Lennox International, Inc.                                26,174         757,999
                                                   NCI Building Systems, Inc. (a)                            19,400         712,562
                                                   Quanex Building Products Corp.                            14,775         219,556
                                                   Simpson Manufacturing Co., Inc.                           15,900         377,466
                                                   Universal Forest Products, Inc.                            6,800         203,728
                                                                                                                      -------------
                                                                                                                          2,751,728
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.8%                             Investment Technology Group, Inc. (a)                     20,200         675,892
                                                   LaBranche & Co., Inc. (a)                                 19,800         140,184
                                                   Piper Jaffray Cos. (a)                                     5,500         161,315
                                                   SWS Group, Inc.                                            9,500         157,795
                                                   TradeStation Group, Inc. (a)                               8,600          87,290
                                                   optionsXpress Holdings, Inc.                              26,800         598,712
                                                                                                                      -------------
                                                                                                                          1,821,188
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.0%                                   Arch Chemicals, Inc.                                       9,700         321,555
                                                   H.B. Fuller Co.                                           42,000         942,480
                                                   Huntsman Corp.                                            20,500         233,700
                                                   Intrepid Potash, Inc. (a)                                  2,300         151,294
                                                   Material Sciences Corp. (a)                                  300           2,430

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   NewMarket Corp.                                            6,100   $     404,003
                                                   OM Group, Inc. (a)                                        24,400         800,076
                                                   Omnova Solutions, Inc. (a)                                 7,400          20,572
                                                   Penford Corp.                                              2,634          39,194
                                                   PolyOne Corp. (a)                                         42,200         294,134
                                                   Quaker Chemical Corp.                                      4,500         119,970
                                                   Schulman A, Inc.                                          22,300         513,569
                                                   Tronox, Inc. Class B                                      83,034         250,763
                                                   Zep, Inc.                                                 16,100         239,568
                                                                                                                      -------------
                                                                                                                          4,333,308
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.9%                            Boston Private Financial Holdings, Inc.                   16,100          91,287
                                                   Central Pacific Financial Corp.                           12,300         131,118
                                                   Columbia Banking System, Inc.                              5,700         110,181
                                                   Community Bank System, Inc.                               40,500         835,110
                                                   East-West Bancorp, Inc.                                       20             141
                                                   First Commonwealth Financial Corp.                        32,500         303,225
                                                   First Financial Bancorp                                   40,300         370,760
                                                   First Financial Bankshares, Inc.                           9,700         444,357
                                                   First Midwest Bancorp, Inc.                                7,700         143,605
                                                   Frontier Financial Corp.                                  17,700         150,804
                                                   Glacier Bancorp, Inc.                                     21,000         335,790
                                                   Hancock Holding Co.                                       10,900         428,261
                                                   Hanmi Financial Corp.                                     16,600          86,486
                                                   Independent Bank Corp.                                    16,000          64,000
                                                   Irwin Financial Corp.                                      1,100           2,959
                                                   Nara Bancorp, Inc.                                         5,900          63,307
                                                   National Penn Bancshares, Inc.                            33,700         447,536
                                                   Old National Bancorp                                      28,800         410,688
                                                   PrivateBancorp, Inc.                                      10,950         332,661
                                                   Royal Bank of Canada                                       2,007          89,653
                                                   Signature Bank (a)                                        10,900         280,784
                                                   The South Financial Group, Inc.                           28,100         110,152
                                                   Sterling Bancorp                                           3,600          43,020
                                                   Sterling Bancshares, Inc.                                 26,300         239,067
                                                   Sterling Financial Corp.                                  18,916          78,312
                                                   Susquehanna Bancshares, Inc.                              25,300         346,357
                                                   UCBH Holdings, Inc.                                       44,500         100,125
                                                   UMB Financial Corp.                                       27,200       1,394,544
                                                   United Bankshares, Inc.                                   16,400         376,380
                                                   Whitney Holding Corp.                                     26,600         486,780
                                                   Wilshire Bancorp, Inc.                                     2,600          22,282
                                                   Wintrust Financial Corp.                                  11,500         274,275
                                                                                                                      -------------
                                                                                                                          8,594,007
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.4%              ABM Industries, Inc.                                      17,600         391,600
                                                   Administaff, Inc.                                         24,200         674,938
                                                   Angelica Corp.                                             2,500          53,175
                                                   Bowne & Co., Inc.                                         12,200         155,550
                                                   CDI Corp.                                                  6,200         157,728
                                                   ChoicePoint, Inc. (a)                                      3,800         183,160
                                                   G&K Services, Inc. Class A                                 7,000         213,220
                                                   Healthcare Services Group, Inc.                           16,300         247,923
                                                   Heidrick & Struggles International, Inc.                   6,300         174,132

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Interface, Inc. Class A                                   61,300   $     768,089
                                                   Metalico, Inc. (a)                                         7,100         124,392
                                                   On Assignment, Inc. (a)                                    9,400          75,388
                                                   SYKES Enterprises, Inc. (a)                               14,900         281,014
                                                   School Specialty, Inc. (a)                                20,900         621,357
                                                   Spherion Corp. (a)                                        23,900         110,418
                                                   The Standard Register Co.                                  9,600          90,528
                                                   Tetra Tech, Inc. (a)                                      24,300         549,666
                                                   TrueBlue, Inc. (a)                                        42,400         560,104
                                                   United Stationers, Inc. (a)                                9,000         332,550
                                                   Viad Corp.                                                 7,700         198,583
                                                   Volt Information Sciences, Inc. (a)                        3,500          41,685
                                                   Waste Connections, Inc. (a)                               13,175         420,678
                                                   Watson Wyatt Worldwide, Inc.                              19,200       1,015,488
                                                                                                                      -------------
                                                                                                                          7,441,366
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 1.1%                    Arris Group, Inc. (a)                                      3,301          27,893
                                                   Bel Fuse, Inc.                                             6,900         170,499
                                                   Black Box Corp.                                           21,500         584,585
                                                   Blue Coat Systems, Inc. (a)                               15,200         214,472
                                                   Comtech Telecommunications Corp. (a)                       9,900         485,100
                                                   Digi International, Inc. (a)                                 100             785
                                                   Ditech Networks, Inc. (a)                                 11,200          24,080
                                                   Harmonic, Inc. (a)                                        42,600         405,126
                                                   Network Equipment Technologies, Inc. (a)                   6,100          21,655
                                                   PC-Tel, Inc.                                              36,900         353,871
                                                   Radyne Corp. (a)                                          19,000         217,170
                                                   Symmetricom, Inc. (a)                                        100             384
                                                   Tollgrade Communications, Inc. (a)                           200             898
                                                                                                                      -------------
                                                                                                                          2,506,518
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 0.3%                     Avid Technology, Inc. (a)                                 11,433         194,247
                                                   Hutchinson Technology, Inc. (a)                            7,200          96,768
                                                   Intevac, Inc. (a)                                          7,000          78,960
                                                   Novatel Wireless, Inc. (a)                                   100           1,113
                                                   Synaptics, Inc. (a)                                        9,400         354,662
                                                                                                                      -------------
                                                                                                                            725,750
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.6%                  EMCOR Group, Inc. (a)(b)                                  49,700       1,417,941
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                      Texas Industries, Inc.                                     3,200         179,616
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.4%                            Cash America International, Inc.                          11,700         362,700
                                                   First Cash Financial Services, Inc. (a)                   12,000         179,880
                                                   Rewards Network, Inc. (a)                                  4,400          17,468
                                                   World Acceptance Corp. (a)                                 6,200         208,754
                                                                                                                      -------------
                                                                                                                            768,802
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.5%                      Caraustar Industries, Inc. (a)                            26,400          76,824
                                                   Chesapeake Corp. (a)                                       8,600          20,210
                                                   Myers Industries, Inc.                                    12,940         105,461
                                                   Rock-Tenn Co. Class A                                     32,000         959,680
                                                                                                                      -------------
                                                                                                                          1,162,175
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.6%                                Audiovox Corp. Class A (a)                                30,800         302,456
                                                   Building Material Holding Corp.                              500             885
                                                   LKQ Corp. (a)                                             52,000         939,640
                                                                                                                      -------------
                                                                                                                          1,242,981
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.8%               CPI Corp.                                                 17,300         324,029

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Coinstar, Inc. (a)                                        11,200   $     366,352
                                                   Hillenbrand, Inc.                                         27,050         578,870
                                                   Pre-Paid Legal Services, Inc. (a)                          3,700         150,294
                                                   Universal Technical Institute, Inc. (a)                   30,700         382,522
                                                                                                                      -------------
                                                                                                                          1,802,067
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.1%              Portfolio Recovery Associates, Inc. (a)                    5,700         213,750
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication                      FairPoint Communications, Inc.                            30,700         221,347
Services - 0.2%                                    General Communication, Inc. Class A (a)                   20,400         140,148
                                                   Shenandoah Telecom Co.                                       200           2,604
                                                                                                                      -------------
                                                                                                                            364,099
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 0.6%                          Allete, Inc.                                                 400          16,800
                                                   Cleco Corp.                                               23,100         538,923
                                                   UIL Holdings Corp.                                         8,800         258,808
                                                   Unisource Energy Corp.                                    13,700         424,837
                                                                                                                      -------------
                                                                                                                          1,239,368
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.8%                        II-VI, Inc. (a)                                            9,600         335,232
                                                   A.O. Smith Corp.                                           8,100         265,923
                                                   Acuity Brands, Inc.                                       25,600       1,230,848
                                                   Baldor Electric Co.                                       19,500         682,110
                                                   Belden, Inc.                                               1,300          44,044
                                                   Brady Corp.                                                5,600         193,368
                                                   C&D Technologies, Inc. (a)                                12,000         101,520
                                                   Magnetek, Inc. (a)                                         5,500          23,265
                                                   Plug Power, Inc. (a)                                      16,897          39,708
                                                   Regal-Beloit Corp.                                           900          38,025
                                                   Superior Essex, Inc. (a)                                   1,200          53,556
                                                   Woodward Governor Co.                                     26,300         937,858
                                                                                                                      -------------
                                                                                                                          3,945,457
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments - 4.2%          Agilysys, Inc.                                            13,800         156,492
                                                   Anixter International, Inc. (a)                           23,300       1,386,117
                                                   Bell Microproducts, Inc. (a)                                 900           2,178
                                                   Benchmark Electronics, Inc. (a)                           64,850       1,059,649
                                                   Brightpoint, Inc. (a)                                     63,900         466,470
                                                   CTS Corp.                                                 15,300         153,765
                                                   Cognex Corp.                                              40,000         922,000
                                                   Daktronics, Inc.                                          13,200         266,244
                                                   Electro Scientific Industries, Inc. (a)                    9,000         127,530
                                                   Faro Technologies, Inc. (a)                                6,100         153,537
                                                   Flir Systems, Inc. (a)                                     3,100         125,767
                                                   Gerber Scientific, Inc. (a)                               10,800         122,904
                                                   Insight Enterprises, Inc. (a)                             20,800         243,984
                                                   Itron, Inc. (a)                                            7,668         754,148
                                                   Keithley Instruments, Inc.                                 8,900          84,550
                                                   Littelfuse, Inc. (a)                                       8,100         255,555
                                                   LoJack Corp. (a)                                           4,500          35,820
                                                   MTS Systems Corp.                                          6,300         226,044
                                                   Mercury Computer Systems, Inc. (a)                        10,400          78,312
                                                   Methode Electronics, Inc.                                 13,400         140,030
                                                   Newport Corp. (a)                                          6,600          75,174
                                                   Park Electrochemical Corp.                                 7,000         170,170
                                                   Photon Dynamics, Inc. (a)                                  7,800         117,624
                                                   Planar Systems, Inc. (a)                                   7,900          20,540

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Plexus Corp. (a)                                          19,800   $     548,064
                                                   Rogers Corp. (a)                                           8,100         304,479
                                                   SYNNEX Corp. (a)                                           7,600         190,684
                                                   Sanmina-SCI Corp. (a)                                     88,154         112,837
                                                   ScanSource, Inc. (a)                                      11,900         318,444
                                                   TTM Technologies, Inc. (a)                                19,300         254,953
                                                   Technitrol, Inc.                                          15,600         265,044
                                                                                                                      -------------
                                                                                                                          9,139,109
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 6.4%                 Atwood Oceanics, Inc. (a)                                 12,600       1,566,684
                                                   Basic Energy Services, Inc. (a)                           12,100         381,150
                                                   Dril-Quip, Inc. (a)                                       14,100         888,300
                                                   Gulf Island Fabrication, Inc.                             16,200         792,666
                                                   Helix Energy Solutions Group, Inc. (a)                    42,547       1,771,657
                                                   Hornbeck Offshore Services, Inc. (a)                      10,500         593,355
                                                   ION Geophysical Corp. (a)                                 40,600         708,470
                                                   Lufkin Industries, Inc.                                    5,900         491,352
                                                   Matrix Service Co. (a)                                    10,300         237,518
                                                   NATCO Group, Inc. Class A (a)                              3,700         201,761
                                                   Oceaneering International, Inc. (a)                       15,900       1,225,095
                                                   Pioneer Drilling Co. (a)                                  21,100         396,891
                                                   SEACOR Holdings, Inc. (a)                                  9,500         850,345
                                                   Tetra Technologies, Inc. (a)                              34,650         821,552
                                                   Unit Corp. (a)                                            29,500       2,447,615
                                                   W-H Energy Services, Inc. (a)                              7,700         737,198
                                                                                                                      -------------
                                                                                                                         14,111,609
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 1.1%                    The Andersons, Inc.                                        6,400         260,544
                                                   Casey's General Stores, Inc.                              48,000       1,112,160
                                                   The Great Atlantic & Pacific Tea Co., Inc. (a)            10,500         239,610
                                                   Nash Finch Co.                                            16,600         568,882
                                                   Spartan Stores, Inc.                                       8,000         184,000
                                                                                                                      -------------
                                                                                                                          2,365,196
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.8%                               American Italian Pasta Co. Class A (a)                     1,400          15,876
                                                   Darling International, Inc. (a)                           34,174         564,554
                                                   Flowers Foods, Inc.                                       36,950       1,047,163
                                                   Green Mountain Coffee Roasters, Inc. (a)                  18,900         710,073
                                                   Hain Celestial Group, Inc. (a)                            16,000         375,680
                                                   J&J Snack Foods Corp.                                      6,000         164,460
                                                   Lance, Inc.                                               11,400         213,978
                                                   Smart Balance, Inc. (a)                                    5,046          36,382
                                                   TreeHouse Foods, Inc. (a)                                 11,000         266,860
                                                   Wm. Wrigley Jr. Co.                                        6,000         466,680
                                                                                                                      -------------
                                                                                                                          3,861,706
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 3.5%                               Atmos Energy Corp.                                        13,800         380,466
                                                   The Laclede Group, Inc.                                   24,800       1,001,176
                                                   New Jersey Resources Corp.                                17,850         582,803
                                                   Northwest Natural Gas Co.                                 24,800       1,147,248
                                                   Piedmont Natural Gas Co.                                  33,000         863,280
                                                   South Jersey Industries, Inc.                             29,300       1,094,648
                                                   Southern Union Co.                                        47,035       1,270,886
                                                   UGI Corp.                                                 49,600       1,424,016
                                                                                                                      -------------
                                                                                                                          7,764,523
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies - 3.5%            Abaxis, Inc. (a)                                           8,300         200,279

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   American Medical Systems Holdings, Inc. (a)               30,800   $     460,460
                                                   Analogic Corp.                                             5,200         327,964
                                                   ArthroCare Corp. (a)                                      10,300         420,343
                                                   Biolase Technology, Inc. (a)                              11,300          38,646
                                                   CONMED Corp. (a)                                          10,700         284,085
                                                   The Cooper Cos., Inc.                                      1,079          40,085
                                                   CryoLife, Inc. (a)                                        10,600         121,264
                                                   Datascope Corp.                                           17,800         836,600
                                                   Greatbatch, Inc. (a)                                       9,600         166,080
                                                   Haemonetics Corp. (a)                                     11,600         643,336
                                                   Idexx Laboratories, Inc. (a)                              23,700       1,155,138
                                                   Immucor, Inc. (a)                                         27,725         717,523
                                                   Integra LifeSciences Holdings Corp. (a)                      100           4,448
                                                   Invacare Corp.                                            43,100         880,964
                                                   Kensey Nash Corp. (a)                                      5,100         163,455
                                                   Mentor Corp.                                              12,800         356,096
                                                   Meridian Bioscience, Inc.                                     15             404
                                                   Merit Medical Systems, Inc. (a)                            9,300         136,710
                                                   Osteotech, Inc. (a)                                       26,200         149,078
                                                   Palomar Medical Technologies, Inc. (a)                     4,900          48,902
                                                   SurModics, Inc. (a)                                        5,400         242,136
                                                   Theragenics Corp. (a)                                     25,800          93,654
                                                   Zoll Medical Corp. (a)                                     8,100         272,727
                                                                                                                      -------------
                                                                                                                          7,760,377
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services - 5.3%            AMERIGROUP Corp. (a)                                      49,100       1,021,280
                                                   AMN Healthcare Services, Inc. (a)                         13,600         230,112
                                                   Amedisys, Inc. (a)                                           100           5,042
                                                   Amsurg Corp. (a)                                          11,900         289,765
                                                   Centene Corp. (a)                                         39,100         656,489
                                                   Chemed Corp.                                               9,300         340,473
                                                   Cross Country Healthcare, Inc. (a)                        10,900         157,069
                                                   HMS Holdings Corp. (a)                                    17,500         375,725
                                                   HealthExtras, Inc. (a)                                    15,100         455,114
                                                   HealthSpring, Inc. (a)                                    48,850         824,588
                                                   Healthways, Inc. (a)                                      14,500         429,200
                                                   inVentiv Health, Inc. (a)                                 12,900         358,491
                                                   LCA-Vision, Inc.                                             100             477
                                                   Magellan Health Services, Inc. (a)                        19,000         703,570
                                                   MedCath Corp. (a)                                          7,700         138,446
                                                   Molina Healthcare, Inc. (a)                               17,840         434,225
                                                   Odyssey HealthCare, Inc. (a)                              10,700         104,218
                                                   Omnicare, Inc.                                             5,800         152,076
                                                   Owens & Minor, Inc.                                       31,100       1,420,959
                                                   PSS World Medical, Inc. (a)                               62,495       1,018,668
                                                   Pediatrix Medical Group, Inc. (a)                         20,800       1,023,984
                                                   PharMerica Corp. (a)                                      33,400         754,506
                                                   RehabCare Group, Inc. (a)                                  8,300         133,049
                                                   Res-Care, Inc. (a)                                        11,600         206,248
                                                   Sunrise Senior Living, Inc. (a)                           17,300         388,904
                                                                                                                      -------------
                                                                                                                         11,622,678
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.5%                      Allscripts Healthcare Solutions, Inc. (a)                 23,100         286,671
                                                   Omnicell, Inc. (a)                                        12,092         159,372

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Phase Forward, Inc. (a)                                   19,400   $     348,618
                                                   The TriZetto Group, Inc. (a)                              17,000         363,460
                                                                                                                      -------------
                                                                                                                          1,158,121
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 2.3%               CEC Entertainment, Inc. (a)                                9,900         277,299
                                                   CKE Restaurants, Inc.                                     64,900         809,303
                                                   California Pizza Kitchen, Inc. (a)                        10,900         121,971
                                                   The Cheesecake Factory, Inc.(a)                            2,353          37,436
                                                   DineEquity, Inc.                                           5,700         212,952
                                                   Jack in the Box, Inc. (a)                                 24,200         542,322
                                                   Landry's Restaurants, Inc.                                 7,871         141,442
                                                   Multimedia Games, Inc. (a)                                 3,800          16,796
                                                   O'Charleys, Inc.                                          33,029         332,272
                                                   Orient Express Hotels Ltd. Class A                         4,800         208,512
                                                   P.F. Chang's China Bistro, Inc. (a)                       10,300         230,102
                                                   Panera Bread Co. Class A (a)                               5,000         231,300
                                                   Papa John's International, Inc. (a)                        7,100         188,789
                                                   Peet's Coffee & Tea, Inc. (a)                                100           1,982
                                                   Penn National Gaming, Inc. (a)                             4,500         144,675
                                                   Ruby Tuesday, Inc.                                        23,100         124,740
                                                   Shuffle Master, Inc. (a)                                  10,600          52,364
                                                   Sonic Corp. (a)                                            9,500         140,600
                                                   Triarc Cos.                                               32,200         203,826
                                                   WMS Industries, Inc. (a)                                  32,750         974,968
                                                                                                                      -------------
                                                                                                                          4,993,651
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.7%                          Bassett Furniture Industries, Inc.                         9,500         112,100
                                                   Champion Enterprises, Inc. (a)                            32,900         192,465
                                                   La-Z-Boy, Inc.                                            77,900         595,935
                                                   Libbey, Inc.                                               6,700          49,848
                                                   M/I Homes, Inc.                                            5,300          83,369
                                                   National Presto Industries, Inc.                           2,100         134,778
                                                   Russ Berrie & Co., Inc. (a)                               10,100          80,497
                                                   Standard-Pacific Corp.                                    29,500          99,710
                                                   Universal Electronics, Inc. (a)                            4,600          96,140
                                                                                                                      -------------
                                                                                                                          1,444,842
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.3%                          Central Garden & Pet Co. (a)                              15,100          68,705
                                                   Central Garden & Pet Co. Class A (a)                      15,250          62,525
                                                   Spectrum Brands, Inc. (a)                                    100             255
                                                   WD-40 Co.                                                 20,900         611,325
                                                                                                                      -------------
                                                                                                                            742,810
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.8%                                 Acxiom Corp.                                               3,198          36,745
                                                   CACI International, Inc. Class A (a)                      12,400         567,548
                                                   CSG Systems International, Inc. (a)                       15,700         173,014
                                                   Ciber, Inc. (a)                                           83,600         519,156
                                                   CyberSource Corp. (a)                                     29,200         488,516
                                                   Electronic Data Systems Corp.                             24,300         598,752
                                                   Gevity HR, Inc.                                           10,600          57,028
                                                   MAXIMUS, Inc.                                              6,800         236,776
                                                   Mantech International Corp. Class A (a)                   20,700         996,084
                                                   Metavante Technologies, Inc. (a)                           5,200         117,624
                                                   SI International, Inc. (a)                                 3,800          79,572
                                                   Startek, Inc. (a)                                         10,600          99,640

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Wright Express Corp. (a)                                     300   $       7,440
                                                                                                                      -------------
                                                                                                                          3,977,895
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.1%                    Standex International Corp.                                2,700          55,998
                                                   Tredegar Corp.                                            12,700         186,690
                                                                                                                      -------------
                                                                                                                            242,688
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.4%                                   Delphi Financial Group, Inc. Class A                      40,650         940,641
                                                   Hilb Rogal & Hobbs Co.                                    30,300       1,316,838
                                                   Infinity Property & Casualty Corp.                         5,900         244,968
                                                   National Financial Partners Corp.                         15,800         313,156
                                                   Navigators Group, Inc. (a)                                 4,900         264,845
                                                   Philadelphia Consolidated Holding Co. (a)                 25,200         856,044
                                                   Presidential Life Corp.                                    9,800         151,116
                                                   ProAssurance Corp. (a)                                    13,300         639,863
                                                   RLI Corp.                                                  6,900         341,343
                                                   SCPIE Holdings, Inc. (a)                                   1,800          50,382
                                                   Safeco Corp.                                               5,200         349,232
                                                   Safety Insurance Group, Inc.                              19,573         697,777
                                                   Selective Insurance Group, Inc.                           24,981         468,643
                                                   Tower Group, Inc.                                          9,300         197,067
                                                   United Fire & Casualty Co.                                 7,800         210,054
                                                   Zenith National Insurance Corp.                           15,150         532,674
                                                                                                                      -------------
                                                                                                                          7,574,643
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.3%                   Nutri/System, Inc.                                         9,692         137,045
                                                   PetMed Express, Inc. (a)                                  36,900         452,025
                                                   Stamps.com, Inc. (a)                                      10,500         131,040
                                                                                                                      -------------
                                                                                                                            720,110
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.2%                Bankrate, Inc. (a)                                         5,100         199,257
                                                   DealerTrack Holdings, Inc. (a)                            10,900         153,799
                                                   InfoSpace, Inc.                                           11,700          97,461
                                                   j2 Global Communications, Inc. (a)                        37,400         860,200
                                                   The Knot, Inc. (a)                                        12,800         125,184
                                                   Napster, Inc. (a)                                         20,100          28,542
                                                   Perficient, Inc. (a)                                      11,400         110,124
                                                   United Online, Inc.                                       68,300         685,049
                                                   Websense, Inc. (a)                                        19,400         326,696
                                                                                                                      -------------
                                                                                                                          2,586,312
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.8%                Brunswick Corp.                                           43,968         466,061
                                                   Jakks Pacific, Inc. (a)                                   33,300         727,605
                                                   Nautilus, Inc.                                               100             508
                                                   Pool Corp.                                                23,912         424,677
                                                   RC2 Corp. (a)                                              7,700         142,912
                                                   Sturm Ruger & Co., Inc. (a)                               13,900          98,134
                                                                                                                      -------------
                                                                                                                          1,859,897
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.8%              Cambrex Corp. (a)                                         12,500          73,375
                                                   Dionex Corp. (a)                                           7,400         491,138
                                                   Enzo Biochem, Inc. (a)                                        26             292
                                                   Kendle International, Inc. (a)                            18,400         668,472
                                                   Life Sciences Research, Inc. (a)                           1,355          38,265
                                                   PharmaNet Development Group, Inc. (a)                     30,500         480,985
                                                                                                                      -------------
                                                                                                                          1,752,527
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.4%                                   Albany International Corp. Class A                        11,200         324,800
                                                   Barnes Group, Inc.                                        18,200         420,238
                                                   Briggs & Stratton Corp.                                   22,500         285,300

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Cascade Corp.                                              3,000   $     126,960
                                                   Clarcor, Inc.                                             37,200       1,305,720
                                                   EnPro Industries, Inc. (a)                                 9,100         339,794
                                                   Gardner Denver, Inc. (a)                                  24,300       1,380,240
                                                   Kaydon Corp.                                              12,500         642,625
                                                   Lindsay Manufacturing Co.                                  3,700         314,389
                                                   Lydall, Inc. (a)                                          19,200         240,960
                                                   Mueller Industries, Inc.                                  33,100       1,065,820
                                                   Robbins & Myers, Inc.                                     29,100       1,451,217
                                                   Toro Co.                                                  15,700         522,339
                                                   Valmont Industries, Inc.                                   7,800         813,462
                                                   Wabash National Corp.                                      9,500          71,820
                                                   Watts Water Technologies, Inc. Class A                    13,400         333,660
                                                                                                                      -------------
                                                                                                                          9,639,344
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 0.7%                                      Kirby Corp. (a)                                           34,000       1,632,000
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.7%                                       4Kids Entertainment, Inc. (a)                              5,600          41,496
                                                   AH Belo Corp.                                              8,300          47,310
                                                   Arbitron, Inc.                                            11,100         527,250
                                                   Clear Channel Communications, Inc.                         5,600         197,120
                                                   Getty Images, Inc. (a)                                    12,000         407,160
                                                   Radio One, Inc. Class D (a)                              294,700         380,163
                                                                                                                      -------------
                                                                                                                          1,600,499
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.0%                             A.M. Castle & Co.                                          7,600         217,436
                                                   AMCOL International Corp.                                  8,500         241,910
                                                   Brush Engineered Materials, Inc. (a)                       7,800         190,476
                                                   Century Aluminum Co. (a)                                  19,000       1,263,310
                                                   General Moly, Inc. (a)                                    12,900         101,523
                                                   Olympic Steel, Inc.                                        3,650         277,108
                                                                                                                      -------------
                                                                                                                          2,291,763
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.5%                             Avista Corp.                                              21,200         454,952
                                                   Energy East Corp.                                         11,200         276,864
                                                   Puget Energy, Inc.                                        12,100         290,279
                                                                                                                      -------------
                                                                                                                          1,022,095
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.1%                            Dillard's, Inc. Class A                                    3,266          37,788
                                                   Fred's, Inc.                                              18,100         203,444
                                                                                                                      -------------
                                                                                                                            241,232
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 3.4%                 Cheniere Energy, Inc. (a)                                  8,142          35,580
                                                   Patriot Coal Corp. (a)                                     9,200       1,410,268
                                                   Penn Virginia Corp.                                        8,200         618,444
                                                   Petroleum Development Corp. (a)                            5,900         392,291
                                                   Petroquest Energy, Inc. (a)                               19,700         529,930
                                                   Rentech, Inc. (a)                                         41,793          79,407
                                                   St. Mary Land & Exploration Co.                           27,700       1,790,528
                                                   Stone Energy Corp. (a)                                    21,700       1,430,247
                                                   Swift Energy Co. (a)                                      13,800         911,628
                                                   World Fuel Services Corp.                                 11,100         243,534
                                                                                                                      -------------
                                                                                                                          7,441,857
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%                     Buckeye Technologies, Inc. (a)                            44,100         373,086
                                                   Deltic Timber Corp.                                          100           5,351
                                                   Neenah Paper, Inc.                                           600          10,026
                                                   Pope & Talbot, Inc. (a)                                      100               1
                                                   Schweitzer-Mauduit International, Inc.                     4,100          69,085

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Wausau Paper Corp.                                        15,300   $     117,963
                                                                                                                      -------------
                                                                                                                            575,512
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.1%                           Chattem, Inc. (a)                                          3,400         221,170
                                                   Mannatech, Inc.                                            1,300           7,072
                                                                                                                      -------------
                                                                                                                            228,242
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.4%                             Alpharma, Inc. Class A (a)                                 1,500          33,795
                                                   Barrier Therapeutics, Inc. (a)                            20,000          80,400
                                                   Noven Pharmaceuticals, Inc. (a)                           10,500         112,245
                                                   ViroPharma, Inc. (a)                                      66,900         739,914
                                                                                                                      -------------
                                                                                                                            966,354
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs) - 5.6%       Acadia Realty Trust                                       11,300         261,595
                                                   BioMed Realty Trust, Inc.                                 53,200       1,304,996
                                                   Cedar Shopping Centers, Inc.                               9,100         106,652
                                                   Cogdell Spencer, Inc.                                      2,331          37,879
                                                   Colonial Properties Trust                                 46,582         932,572
                                                   DiamondRock Hospitality Co.                               85,400         930,006
                                                   Eastgroup Properties, Inc.                                 9,800         420,420
                                                   Entertainment Properties Trust                            13,800         682,272
                                                   Essex Property Trust, Inc.                                11,000       1,171,500
                                                   Extra Space Storage, Inc.                                 71,100       1,092,096
                                                   Home Properties, Inc.                                     13,000         624,780
                                                   Kilroy Realty Corp.                                        5,500         258,665
                                                   Kite Realty Group Trust                                   12,600         157,500
                                                   LTC Properties, Inc.                                      21,300         544,428
                                                   Lexington Corporate Properties Trust                      23,200         316,216
                                                   Medical Properties Trust, Inc.                            30,100         304,612
                                                   Mid-America Apartment Communities, Inc.                   10,500         535,920
                                                   National Retail Properties, Inc.                          33,200         693,880
                                                   PS Business Parks, Inc.                                    5,900         304,440
                                                   Pennsylvania Real Estate Investment Trust                 15,600         360,984
                                                   Senior Housing Properties Trust                           50,710         990,366
                                                   Sovran Self Storage, Inc.                                  8,600         357,416
                                                                                                                      -------------
                                                                                                                         12,389,195
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                           Forestar Real Estate Group, Inc. (a)                      18,920         360,426
Development - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.1%                                 Heartland Express, Inc.                                   21,733         324,039
                                                   Knight Transportation, Inc.                               11,500         210,450
                                                   Landstar System, Inc.                                     34,800       1,921,656
                                                                                                                      -------------
                                                                                                                          2,456,145
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor                     ATMI, Inc.                                                12,000         335,040
Equipment - 4.3%                                   Actel Corp. (a)(b)                                        40,400         680,740
                                                   Axcelis Technologies, Inc. (a)                            67,400         328,912
                                                   Brooks Automation, Inc. (a)                               23,914         197,769
                                                   Cabot Microelectronics Corp. (a)                          12,700         421,005
                                                   Cohu, Inc.                                                17,800         261,304
                                                   Cymer, Inc. (a)                                           33,600         903,168
                                                   DSP Group, Inc. (a)                                        9,300          65,100
                                                   Diodes, Inc. (a)                                          14,350         396,634
                                                   Exar Corp. (a)                                            20,000         150,800
                                                   FEI Co. (a)                                               13,500         307,530
                                                   Kopin Corp. (a)                                           29,900          85,813
                                                   Kulicke & Soffa Industries, Inc. (a)                         100             729

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   MKS Instruments, Inc. (a)                                 17,400   $     381,060
                                                   Micrel, Inc.                                              18,500         169,275
                                                   Microsemi Corp. (a)                                        7,300         183,814
                                                   Pericom Semiconductor Corp. (a)                           33,000         489,720
                                                   Photronics, Inc. (a)                                      13,700          96,448
                                                   Rudolph Technologies, Inc. (a)                             9,100          70,070
                                                   Skyworks Solutions, Inc. (a)                             104,800       1,034,376
                                                   Standard Microsystems Corp. (a)                            8,200         222,630
                                                   Supertex, Inc. (a)                                         5,800         135,372
                                                   Ultratech, Inc. (a)                                       35,000         543,200
                                                   Varian Semiconductor Equipment
                                                   Associates, Inc. (a)                                      34,450       1,199,549
                                                   Veeco Instruments, Inc. (a)                               45,100         725,208
                                                                                                                      -------------
                                                                                                                          9,385,266
-----------------------------------------------------------------------------------------------------------------------------------
Software - 4.9%                                    Ansoft Corp. (a)                                          25,300         920,920
                                                   Ansys, Inc. (a)                                           35,360       1,666,163
                                                   Blackbaud, Inc.                                           16,600         355,240
                                                   Captaris, Inc. (a)                                           500           2,025
                                                   Concur Technologies, Inc. (a)                             17,900         594,817
                                                   EPIQ Systems, Inc. (a)                                    14,150         200,930
                                                   Epicor Software Corp. (a)                                 54,500         376,595
                                                   Factset Research Systems, Inc.                            17,655         995,036
                                                   Fair Isaac Corp.                                           3,704          76,932
                                                   Informatica Corp. (a)                                     39,900         600,096
                                                   JDA Software Group, Inc. (a)                              12,300         222,630
                                                   Macrovision Solutions Corp. (a)                            1,512          22,619
                                                   Manhattan Associates, Inc. (a)                             8,800         208,824
                                                   Micros Systems, Inc. (a)                                  28,000         853,720
                                                   NAVTEQ Corp. (a)                                           7,400         569,800
                                                   Phoenix Technologies Ltd. (a)                              8,900          97,900
                                                   Progress Software Corp. (a)                               18,800         480,716
                                                   Quality Systems, Inc.                                      5,200         152,256
                                                   Radiant Systems, Inc. (a)                                 12,400         133,052
                                                   SPSS, Inc. (a)                                             8,500         309,145
                                                   Secure Computing Corp. (a)                                65,000         269,100
                                                   Smith Micro Software, Inc. (a)                             8,400          47,880
                                                   Sonic Solutions, Inc. (a)                                 12,100          72,116
                                                   THQ, Inc. (a)                                              3,800          76,988
                                                   TIBCO Software, Inc. (a)                                  33,100         253,215
                                                   Take-Two Interactive Software, Inc. (a)                   34,801         889,862
                                                   Tyler Technologies, Inc. (a)                              15,500         210,335
                                                   Ulticom, Inc. (a)                                         15,100         128,350
                                                                                                                      -------------
                                                                                                                         10,787,262
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 2.7%                            Aaron Rents, Inc.                                         22,100         493,493
                                                   Borders Group, Inc.                                       32,700         196,200
                                                   Brown Shoe Co., Inc.                                      16,000         216,800
                                                   The Cato Corp. Class A                                    33,350         474,904
                                                   Chico's FAS, Inc. (a)                                     13,178          70,766
                                                   Christopher & Banks Corp.                                 12,950          88,060
                                                   Circuit City Stores, Inc.                                 33,879          97,910
                                                   Coldwater Creek, Inc. (a)                                 13,696          72,315
                                                   Dress Barn, Inc. (a)                                      17,400         232,812
                                                   The Finish Line, Inc. Class A (a)                         21,500         187,050

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                                           Common Stocks                                             Shares       Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Gymboree Corp. (a)                                        12,200   $     488,854
                                                   Haverty Furniture Cos., Inc.                               4,200          42,168
                                                   Hot Topic, Inc. (a)                                       14,000          75,740
                                                   Jo-Ann Stores, Inc. (a)                                   26,800         617,204
                                                   Jos. A. Bank Clothiers, Inc. (a)                           6,925         185,244
                                                   Midas, Inc. (a)                                            3,800          51,300
                                                   OfficeMax, Inc.                                           35,200         489,280
                                                   The Pep Boys - Manny, Moe & Jack                          17,300         150,856
                                                   Sonic Automotive, Inc.                                     9,500         122,455
                                                   Stage Stores, Inc.                                        14,925         174,175
                                                   Stein Mart, Inc.                                           3,400          15,334
                                                   Tractor Supply Co. (a)                                    34,178         992,529
                                                   Zale Corp. (a)                                            18,200         343,798
                                                                                                                      -------------
                                                                                                                          5,879,247
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 2.3%            American Apparel, Inc. (a)                                 5,992          39,847
                                                   Crocs, Inc. (a)                                            9,098          72,875
                                                   Deckers Outdoor Corp. (a)                                  1,800         250,560
                                                   Fossil, Inc. (a)                                          37,600       1,093,032
                                                   Iconix Brand Group, Inc. (a)                              23,100         279,048
                                                   Maidenform Brands, Inc. (a)                               31,800         429,300
                                                   Movado Group, Inc.                                         6,100         120,780
                                                   Oxford Industries, Inc.                                    6,500         124,475
                                                   Perry Ellis International, Inc. (a)                        5,400         114,588
                                                   Quiksilver, Inc. (a)                                      93,900         922,098
                                                   Skechers U.S.A., Inc. Class A (a)                         12,600         248,976
                                                   Unifirst Corp.                                             6,400         285,824
                                                   Volcom, Inc. (a)                                           4,700         112,471
                                                   Wolverine World Wide, Inc.                                38,150       1,017,461
                                                                                                                      -------------
                                                                                                                          5,111,335
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.4%                  Anchor Bancorp Wisconsin, Inc.                            11,500          80,615
                                                   Bank Mutual Corp.                                         17,400         174,696
                                                   BankAtlantic Bancorp, Inc. Class A                           100             176
                                                   Brookline Bancorp, Inc.                                   20,300         193,865
                                                   Dime Community Bancshares, Inc.                            7,200         118,872
                                                   Guaranty Financial Group, Inc. (a)                        38,800         208,356
                                                                                                                      -------------
                                                                                                                            776,580
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                     Alliance One International, Inc. (a)                     104,700         535,017
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.6%            Applied Industrial Technologies, Inc.                     38,125         921,481
                                                   Kaman Corp. Class A                                        9,600         218,496
                                                   Lawson Products, Inc.                                        100           2,478
                                                   Watsco, Inc.                                               4,400         183,920
                                                                                                                      -------------
                                                                                                                          1,326,375
-----------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.1%                             American States Water Co.                                  5,900         206,146
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.1%         Centennial Communications Corp. (a)                       20,300         141,897
                                                   Rural Cellular Corp. Class A (a)                           2,000          89,020
                                                                                                                      -------------
                                                                                                                            230,917
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks - 94.8%                                          208,517,221
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                                   Exchange-Traded Funds                                     Shares           Value
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                   iShares S&P SmallCap 600 Index Fund                      134,581   $   8,097,739
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Exchange-Traded Funds - 3.7%                                     8,097,739
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Rights
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 0.0%                  Guaranty Financial Group, Inc.(d)                         38,800           5,034
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Rights - 0.0%                                                        5,034
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Par
                                                   Fixed Income Securities                                    (000)
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.1%                                   LandAmerica Financial Group, Inc.,
                                                   3.25%, 5/15/34 (c)                                      $    300         203,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Fixed Income Securities - 0.1%                                     203,250
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Other Interests (e)                                   Beneficial
Industry                                                                                                   Interest
                                                                                                              (000)
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services - 0.0%         Price Communications Corp. Liquidating
                                                   Trust                                                   $     13               0
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Other Interests - 0.0%                                                   0
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Long-Term Investments                                          216,823,244
                                                   (Cost - $210,510,550)
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                   BlackRock Liquidity Series, LLC Cash Sweep
                                                   Series, 2.56% (f)(g)                                    $  3,484       3,483,644
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost - $3,483,644) - 1.6%                                             3,483,644
-----------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments
                                                   (Cost - $213,994,194*) - 100.2%                                      220,306,888

                                                   Liabilities in Excess of Other Assets - (0.2)%                          (459,380)
                                                                                                                      -------------
                                                   Net Assets - 100.0%                                                $ 219,847,508
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 215,153,741
                                                                  =============
      Gross unrealized appreciation                               $  24,057,879
      Gross unrealized depreciation                                 (18,904,732)
                                                                  -------------
      Net unrealized appreciation                                 $   5,153,147
                                                                  =============

(a)   Non-income producing security.
(b) All or a portion of security, pledged as collateral in connection with open financial futures contracts.
(c)   The rights may be exercised until 7/21/2008.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. Unless otherwise indicated, these securities are considered to be liquid.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(f)   Represents the current yield as of report date.
(g) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                                    Net Activity         Interest
                                                       (000)             Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
          Cash Sweep Series                         $ (13,218)         $ 168,846
      --------------------------------------------------------------------------

See Notes to Financial Statements.

Master Enhanced Small Cap Series
Schedule of Investments June 30, 2008 (Unaudited)

o For Series compliance purposes, the Series industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.
o Financial futures contracts purchased as of June 30, 2008, were as follows:

      ----------------------------------------------------------------------------------------
                                               Expiration                          Unrealized
      Contracts             Issue                 Date           Face Value       Depreciation
      ----------------------------------------------------------------------------------------
        124           Russell 2000 Index     September 2008     $ 8,958,075        $ (380,995)
      ----------------------------------------------------------------------------------------

o Effective January 1, 2008, the Series adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

            o Level 1 - price quotations in active markets/exchanges for identical securities
            o Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are unobservable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)
            o Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Series' own assumption used in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series' policy regarding valuation of investments and other significant accounting policies, please refer to
      Note 1 of the Notes to Financial Statements.

      The following table summarizes the inputs used as of June 30, 2008 in determining the fair value of the Series' investments:

      --------------------------------------------------------------------------
      Valuation                            Investments in        Other Financial
      Inputs                                 Securities            Instruments*
      --------------------------------------------------------------------------
      Level 1                               $216,614,960           $   (380,995)
      Level 2                                  3,691,928                     --
      Level 3                                         --                     --
      --------------------------------------------------------------------------
      Total                                 $220,306,888           $   (380,995)
      ==========================================================================
      *Other financial instruments are futures.

See Notes to Financial Statements.

Master Enhanced Small Cap Series

STATEMENT OF ASSETS AND LIABILITIES

                      June 30, 2008 (Unaudited)
------------------------------------------------------------------------------------------------------
Assets:               Investments at value- affiliated (cost - $210,510,550) .........    $216,823,244
                      Investments at value- unaffiliated (cost - $3,483,644) .........       3,483,644
                      Cash ...........................................................         102,389
                      Investments sold receivable ....................................      28,993,784
                      Dividends receivable ...........................................         219,799
                      Interest receivable ............................................           1,245
                      Prepaid expenses ...............................................           6,657
                                                                                          ------------
                      Total assets ...................................................     249,630,762
                                                                                          ------------

------------------------------------------------------------------------------------------------------
Liabilities:          Investments purchased payable ..................................      29,417,414
                      Withdrawals payable to the Investors ...........................         248,133
                      Margin variation payable .......................................          91,886
                      Investment advisory fees payable ...............................           1,909
                      Other affiliates payable .......................................           1,788
                      Officer's and Directors' fees payable ..........................              46
                      Other accrued expenses payable .................................          22,078
                                                                                          ------------
                      Total liabilities ..............................................      29,783,254
                                                                                          ------------

------------------------------------------------------------------------------------------------------
Net Assets:           Net assets .....................................................    $219,847,508
                                                                                          ============

------------------------------------------------------------------------------------------------------
Net Assets            Investors' capital .............................................    $213,915,809
Consist of:           Net unrealized appreciation/depreciation .......................       5,931,699
                                                                                          ------------
                      Net assets .....................................................    $219,847,508
                                                                                          ============

------------------------------------------------------------------------------------------------------
                      See Notes to Financial Statements.

Master Enhanced Small Cap Series

STATEMENT OF OPERATIONS

                      Six Months Ended June 30, 2008 (Unaudited)
-----------------------------------------------------------------------------------------------------
Investment            Dividends (net of $725 foreign withholding tax) ...............    $  1,301,469
Income:               Interest (including $168,846 from affiliates) .................         177,221
                                                                                         ------------
                      Total income ..................................................       1,478,690
                                                                                         ------------

-----------------------------------------------------------------------------------------------------
Expenses:             Investment advisory ...........................................          11,303
                      Accounting services ...........................................          25,832
                      Professional ..................................................          20,700
                      Custodian .....................................................          17,441
                      Officer and Directors .........................................           9,394
                      Printing ......................................................           2,569
                      Miscellaneous .................................................           2,946
                                                                                         ------------
                      Total expenses excluding fees paid indirectly .................          90,185
                      Less fees paid indirectly .....................................            (904)
                                                                                         ------------
                      Total expenses after fees paid indirectly .....................          89,281
                                                                                         ------------
                      Net investment income .........................................       1,389,409
                                                                                         ------------

-----------------------------------------------------------------------------------------------------
Realized and          Net realized gain (loss) from:
Unrealized                    Investments ...........................................      (2,522,110)
Gain (Loss):                  Futures ...............................................      (1,602,454)
                              Short sales ...........................................              56
                                                                                         ------------
                                                                                           (4,124,508)
                                                                                         ------------
                      Net change in unrealized appreciation/depreciation on:
                              Investments ...........................................     (14,463,226)
                              Futures ...............................................        (805,877)
                                                                                         ------------
                                                                                          (15,269,103)
                                                                                         ------------
                      Total realized and unrealized loss ............................     (19,393,611)
                                                                                         ------------
                      Net Decrease in Net Assets Resulting
                          from Operations ...........................................    $(18,004,202)
                                                                                         ============

-----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

Master Enhanced Small Cap Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Six Months        Year Ended
                                                                                     Ended June 30,     December 31,
                    Increase (Decrease) in Net Assets:                              2008 (Unaudited)        2007
--------------------------------------------------------------------------------------------------------------------
Operations:         Net investment income .......................................    $   1,389,409     $   3,391,659
                    Net realized gain (loss) ....................................       (4,124,508)       17,511,277
                    Net change in unrealized appreciation/depreciation ..........      (15,269,103)      (23,576,226)
                                                                                     -------------------------------
                    Net decrease in net assets resulting from operations ........      (18,004,202)       (2,673,290)
                                                                                     -------------------------------

--------------------------------------------------------------------------------------------------------------------
Capital             Share proceeds from contributions ...........................       19,787,259        50,931,025
Transactions:       Fair value of withdrawals ...................................      (30,037,726)      (54,118,214)
                                                                                     -------------------------------
                    Net decrease in net assets derived from capital transactions.      (10,250,467)       (3,187,189)
                                                                                     -------------------------------

--------------------------------------------------------------------------------------------------------------------
Net Assets:         Total decrease in net assets ................................      (28,254,669)       (5,860,479)
                    Beginning of period .........................................      248,102,177       253,962,656
                                                                                     -------------------------------
                    End of period ...............................................    $ 219,847,508     $ 248,102,177
                                                                                     ===============================
--------------------------------------------------------------------------------------------------------------------

                    See Notes to Financial Statements.

Master Enhanced Small Cap Series

FINANCIAL HIGHLIGHTS

                                                       Six
                                                      Months
                                                      Ended
                                                     June 30,                        Year Ended December 31,
                                                       2008       ------------------------------------------------------------
                                                    (Unaudited)     2007         2006         2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------
Total
Investment        Total investment return .......       (7.28)(1)    (1.12)%      15.23%        7.45%       22.50%       40.06%
                                                     =========================================================================
Return:
------------------------------------------------------------------------------------------------------------------------------
Ratios to         Total expenses before fees paid
Average Net       indirectly ....................        0.08%(2)     0.07%        0.06%        0.07%        0.07%        0.11%
Assets:                                              =========================================================================
                  Total expenses ................        0.08%(2)     0.07%        0.06%        0.07%        0.07%        0.11%
                                                     =========================================================================
                  Net investment income .........        1.23%(2)     1.28%        0.99%        1.10%        1.07%        0.80%
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------
Supplemental      Net assets, end of period (000)    $219,848     $248,102     $253,963     $232,181     $221,765     $167,017
Data:                                                =========================================================================
                  Portfolio turnover ............          95%         158%         160%         121%         112%          89%
                                                     =========================================================================

------------------------------------------------------------------------------------------------------------------------------

                  (1) Aggregate total investment return.
                  (2) Annualized.

                  See Notes to Financial Statements.

Master Enhanced Small Cap Series
Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

Master Enhanced Small Cap Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is organized as a Delaware limited liability company. The Master LLC's Limited Liability Company Agreement permits the Board of Directors (the "Board") to issue non-transferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the
Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. Financial futures contracts traded on exchanges are valued at their last sale price. Short-term securities are valued at amortized cost. Investments in open-end investment companies are valued at net asset value each business day.

The series values its bond investments on the basis of last available bid price or current market quotations provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value ("Fair Value Assets").When determining the price for Fair Value Assets, the investment advisor and/or subadvisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm's-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Derivative Financial Instruments: The Series may engage in various portfolio investment strategies to increase the return of the Series and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

      o Financial Futures Contracts- The Series may purchase or sell financial or index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Short Sales: When a portfolio engages in a short sale, an amount equal to the proceeds received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequentially "marked to the market" to reflect the market value of the short sale. When the Series makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale. The Portfolio maintains a segregated account of securities as collateral for the short sales. The Series is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since these is a theoretically unlimited potential for the market price of the security sold short to increase. The Series is required to repay the counterparty any dividends or interest received on the security sold short.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission ("SEC") require that the Series segregate assets in connection with certain investments (e.g., futures), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statutes of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("FAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to that Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc., to provide investment advisory and administration services. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Advisor a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets.

The Advisor has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Advisor.

For the six months ended June 30, 2008, the Series reimbursed the Advisor $1,753 for certain accounting services, which is included in accounting services in the Statement of Operations.

In addition, MLPF&S received $1,791 in commissions on the execution of portfolio security transactions for the Series for the six months ended June 30, 2008.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $210,679,833 and $209,773,463, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of 0.06% per annum based on the Series' pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus 0.35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2008.

Disclosure of Investment Advisory Agreement and Subadvisory Agreement Approval

      The Board of Directors (the "Board," the members of which are referred to as "Directors") of Quantitative Master Series LLC (the "Master LLC") met in person in April and June 2008 to consider the approval of the investment advisory agreement between the Master LLC and BlackRock Advisors, LLC (the "Adviser") with respect to Master Enhanced Small Cap Series (the "Portfolio") (the "Advisory Agreement"). The Board also considered the approval of the subadvisory agreement with respect to the Portfolio between the Adviser and BlackRock Investment Management, LLC (the "Subadviser") (the "Subadvisory Agreement"). The Adviser and the Subadviser are referred to herein as "BlackRock." The Advisory Agreement and the Subadvisory Agreement are referred to herein as the "Agreements."

Activities and Composition of the Board

      The Board consists of thirteen individuals, eleven of whom are not "interested persons" as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Directors"). The Directors are responsible for the oversight of the operations of the Portfolio and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are both Independent Directors. The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Directors.

The Agreements

      Upon the consummation of the combination of BlackRock's investment management business with Merrill Lynch & Co., Inc.'s investment management business, including Merrill Lynch Investment Managers, L.P. and certain affiliates (the "Transaction"), the Master LLC entered into an Advisory Agreement with the Adviser with respect to the Portfolio with an initial two-year term and the Adviser entered into a Subadvisory Agreement with respect to the Portfolio with the Subadviser with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of each Agreement's initial two-year term, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Portfolio by certain unaffiliated service providers.

      Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Portfolio's Agreements, including the services and support provided to the Portfolio and its shareholders. Among the matters the Board considered were: (a) investment performance for one, three and five years, as applicable, against peer funds, as well as senior management's and portfolio managers' analysis of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Portfolio, such as transfer agency fees and fees for marketing and distribution; (c) the Portfolio's operating expenses; (d) the resources devoted to and compliance reports relating to the Portfolio's investment objective, policies and restrictions; (e) the Master LLC's compliance with their Codes of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock's and other service providers' internal controls; (h) BlackRock's implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage commissions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock's business, including BlackRock's response to the increasing scale of its business.

Board Considerations in Approving the Agreements

      The Approval Process. Prior to the April 16, 2008 Board meetings at which approval of the Agreements was to be considered, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. These materials included (a) information independently compiled and prepared by Lipper, Inc. ("Lipper") on the Portfolio's fees and expenses as compared with a peer group of funds as determined by Lipper ("Peers"); (b) information compiled by the Adviser regarding the investment performance of the Portfolio as compared with its benchmark index; (c) information on the profitability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Portfolio, and a discussion of fall-out benefits; (d) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds under similar investment mandates, as well as the performance of such other clients; (e) a report on economies of scale; and (f) sales and redemption data regarding the Portfolio's shares. At the April 16, 2008 meeting, the Board requested and subsequently received from BlackRock (i) comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance; (iii) further data regarding the Portfolio's profitability, the Portfolio's size and the Portfolio's fee levels; and (iv) additional information on sales and redemptions.

      The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the Portfolio's shares, services related to the valuation and pricing of portfolio holdings of the Portfolio, allocation of Portfolio's brokerage fees (including the benefits of "soft dollars"), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC. The Board did not identify any particular information as controlling, and each Director may have attributed different weights to the various items considered.

      At an in-person meeting held on April 16, 2008, the Board discussed and considered the materials provided. As a result of the discussions that occurred during the April 16, 2008 meeting, the Board requested and BlackRock provided the additional information, as detailed above, in advance of the June 3-4, 2008 Board meetings. At an in-person meeting held on June 3-4, 2008, the Board, including the Independent Directors, unanimously approved the continuation of
(a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009 and (b) the Subadvisory Agreement between the Adviser and the Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. The Board considered all factors it believed relevant with respect to the Portfolio, including, among other factors: (i) the nature, extent and quality of the services provided by BlackRock; (ii) the investment performance of the Portfolio and BlackRock portfolio management; (iii) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Portfolio; and (iv) economies of scale.

      A.    Nature, Extent and Quality of the Services

            The Board, including the Independent Directors, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Portfolio. The Board compared the Portfolio's performance to the performance of the Standard & Poor's 600 Small Cap Index, the Portfolio's benchmark index. The Board met with BlackRock's senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Portfolio's portfolio management team discussing the Portfolio performance and the Portfolio's investment objective, strategies and outlook.

            The Board considered, among other factors, the number, education and experience of BlackRock's investment personnel generally, and of the Portfolio's portfolio management team; BlackRock's portfolio trading capabilities; BlackRock's use of technology; BlackRock's commitment to compliance; and BlackRock's approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock's compensation structure with respect to the portfolio management teams of the Portfolio and BlackRock's ability to attract and retain high-quality talent.

            In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Portfolio. BlackRock and its affiliates provide the Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Portfolio with other services, including (a) preparing disclosure documents, such as the prospectus, the statement of additional information and shareholder reports; (b) assisting with daily accounting and pricing; (c) overseeing and coordinating the activities of other service providers; (d) organizing Board meetings and preparing the materials for such Board meetings; (e) providing legal and compliance support; and (f) performing other administrative functions necessary for the operation of the Portfolio, such as tax reporting and fulfilling regulatory filing requirements. The Board reviewed the structure and duties of BlackRock's fund administration, accounting, legal and compliance departments.

      B.    The Investment Performance of the Portfolio and BlackRock

            The Board, including the Independent Directors, also reviewed and considered the performance history of the Portfolio. In preparation for the April 16, 2008 meeting, the Board was provided with information compiled by the Adviser comparing the Portfolio's performance for the one-, three- and five-year periods with its benchmark index. The Board regularly reviews the performance of the Portfolio throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

            The Board noted that the Portfolio's investment performance in the one- and three-year periods reported was below the investment performance of the S&P 600 Small Cap Index, its benchmark index. The Board noted that the Portfolio attempts to match the risk characteristics of its benchmark, irrespective of the market's future direction. The Board also noted that the Portfolio uses quantitative stock-selection and stock-substitution strategies in an effort to generate returns above those offered by the benchmark index; however, in these periods, positive performance from stock-substitution was offset by negative results from stock-selection strategies.

      C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from the Relationship with the Portfolio

            The Board, including the Independent Directors, reviewed the Portfolio's contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Portfolio's total expenses to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

            The Board received and reviewed statements relating to BlackRock's financial condition and profitability with respect to the services it provided to the Portfolio. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock and certain affiliates that provide services to the Portfolio. The Board reviewed BlackRock's profitability with respect to the Portfolio and each fund the Board currently oversees for the year ended December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

            In addition, the Board considered the cost of the services provided to the Portfolio by BlackRock, and BlackRock's and its affiliates' profits relating to the management and distribution of the Portfolio and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock's methodology in allocating its costs to the management of the Portfolio and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that are expected by the Board. The Board noted that the Portfolio paid contractual advisory fees, prior to any expense reimbursements, lower than or equal to the median of its Peers.

      D.    Economies of Scale

            The Board, including the Independent Directors, considered the extent to which economies of scale might be realized as the assets of the Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in these economies of scale. The Board, including the Independent Directors, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Portfolio. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the anticipated efficiencies in the processes of BlackRock's overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Portfolio's management fee is appropriate in light of the scale of the Portfolio.

      E.    Other Factors

            The Board also took into account other ancillary or "fall-out" benefits that BlackRock may derive from its relationship with the Portfolio, both tangible and intangible, such as BlackRock's ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock's profile in the investment advisory community, and the engagement of BlackRock's affiliates as service providers to the Portfolio, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research, obtained by soft dollars generated by transactions in the Portfolio, to assist itself in managing all or a number of its other client accounts.

            In connection with its consideration of the Agreements, the Board also received information regarding BlackRock's brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

      Conclusion. The Board approved the continuation of (a) the Advisory Agreement between the Adviser and the Master LLC with respect to the Portfolio for a one-year term ending June 30, 2009; and (b) the Subadvisory Agreement between the Adviser and Subadviser with respect to the Portfolio for a one-year term ending June 30, 2009. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Directors, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Portfolio and the Portfolio's shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Directors were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Portfolio reflect the results of several years of review by the Directors and predecessor Directors, and discussions between the Directors (and predecessor Directors) and BlackRock (and predecessor advisers). Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Directors' conclusions may be based in part on their consideration of these arrangements in prior years.

Officers and Directors

David O. Beim, Director
Richard S. Davis, Director
Ronald W. Forbes, Co-Chairman of the Board and Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Master LLC
Howard Surloff, Secretary

Custodian

JPMorgan Chase Bank
Brooklyn, NY 11245

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019

--------------------------------------------------------------------------------
Availability of Quarterly Schedule of Investments
--------------------------------------------------------------------------------
The Series files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's website at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.
--------------------------------------------------------------------------------
Availability of Proxy Voting
--------------------------------------------------------------------------------
A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC's website at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com; and (2) on the SEC's website at http://www.sec.gov.
--------------------------------------------------------------------------------

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Investments
            (a) The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
            (b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced Small Cap Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    Master Enhanced Small Cap Series of Quantitative Master Series LLC

Date: August 22, 2008